INTANGIBLE ASSETS AND GOODWILL - Disclosure of detailed information about intangible assets and goodwill (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	$ 1,772
Balance, end	17,046	$ 1,772
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	2,466	2,371
Acquisitions through business combination (Note 28)	17,006
Additions	538	1,430
Impairment	(1,701)	(1,303)
Disposal		(32)
Balance, end	18,309	2,466
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	(694)	(297)
Amortization	(569)	(397)
Balance, end	(1,263)	(694)
GOODWILL
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	0
Balance, end	14,321	0
GOODWILL | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	0	0
Acquisitions through business combination (Note 28)	14,321
Balance, end	14,321	0
GOODWILL | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	0	0
Balance, end	0	0
SUPPLY AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	0
Balance, end	0	0
SUPPLY AGREEMENT | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	227	1,530
Impairment		(1,303)
Balance, end	227	227
SUPPLY AGREEMENT | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	(227)	(32)
Amortization	0	(195)
Balance, end	(227)	(227)
LICENSE AGREEMENTS
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	198
Balance, end	1,925	198
LICENSE AGREEMENTS | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	198	0
Acquisitions through business combination (Note 28)	2,100
Additions		198
Balance, end	2,298	198
LICENSE AGREEMENTS | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	0	0
Amortization	(373)	0
Balance, end	(373)	0
COMPUTER SOFTWARE
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	1,574
Balance, end	264	1,574
COMPUTER SOFTWARE | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	2,041	841
Additions	538	1,232
Impairment	(1,701)
Disposal		(32)
Balance, end	878	2,041
COMPUTER SOFTWARE | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	(467)	(265)
Amortization	(147)	(202)
Balance, end	(614)	(467)
NON-COMPETE AGREEMENT
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	0
Balance, end	536	0
NON-COMPETE AGREEMENT | Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	0	0
Acquisitions through business combination (Note 28)	585
Balance, end	585	0
NON-COMPETE AGREEMENT | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning	0	0
Amortization	(49)	0
Balance, end	$ (49)	$ 0